Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents

	2018	2017
Cash and banks	320,069	319,920
Term deposits	712,869	699,117
	1,032,938	1,019,037

Schedule of changes in operating assets and liabilities

	2018	2017	2016
Decrease (increase) in assets
Trade accounts receivable	8,537	(63,172)	(54,188)
Inventory	52,472	(15,675)	(62,586)
Other assets	(70,101)	23,256	9,144
Increase (decrease) in liabilities
Trade payables	57,411	47,573	9,557
Confirming payable	(40,613)	8,737	5,743
Salaries and payroll charges	(21,632)	9,776	25,206
Contractual liabilities	(29,543)	(36,299)	250,000
Related parties	27,167	—	—
Other liabilities	26,877	(59,348)	(1,809)
	10,575	(85,152)	181,067